Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value at December 31, 2014
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$137,834	0	137,834	0
Mortgage loan commitments	16	0	16	0
Total	$137,850	0	137,850	0

	Carrying Value at December 31, 2013
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$107,956	0	107,956	0
Mortgage loan commitments	2	0	2	0
Total	$107,958	0	107,958	0

Fair Value Measurements, Nonrecurring [Table Text Block]
	Carrying Value at December 31, 2014
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2014 Total gains (losses)
Loans held for sale	$2,076	0	2,076	0	(1)
Mortgage servicing rights	1,507	0	1,507	0	0
Loans (1)	11,882	0	11,882	0	532
Real estate, net(2)	3,103	0	3,103	0	(134)
Total	$18,568	0	18,568	0	397

	Carrying Value at December 31, 2013
(Dollars in thousands)	Total	Level 1	Level 2	Level 3	Year Ended December 31, 2013 Total gains (losses)
Loans held for sale	$1,502	0	1,502	0	21
Mortgage servicing rights	1,708	0	1,708	0	0
Loans (1)	17,498	0	17,498	0	(1,728)
Real estate, net (2)	6,898	0	6,898	0	(429)
Total	$27,606	0	27,606	0	(2,136)